Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Financial Instruments Tables
Concentration of sales
	2016	2015

Customer A	47.4	27.3
Customer B	13.5	-
Customer C	11.0	-
Customer D	10.2	3.9
Customer E	0.2	48.5

	82.3	79.7

	2015	2014

Customer A	23.2	47.3
Customer B	22.3	-
Customer C	19.1	24.6
Customer D	12.0	-

	76.6	71.9